A&D Mortgage Trust 2026-NQM7 ABS-15G

Exhibit 99.21

ALT ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
1721	XXXXXX	XXXXXX	Closed	2025-08-26 08:05	2025-09-17 06:47	Resolved	1 - Information	Credit	Eligibility	Transaction Ineligible	Resolved-Points were not financed into the loan amount but paid as a separate fee at closing. Lock Confirmation reflects pricing at 70%. See also comments from the pricing desk. Condition cleared. - Due Diligence Vendor-09/17/2025

Ready for Review- - Due Diligence Vendor-09/16/2025

Open-Please be advised our guidelines state that 2 Points may be financed into Loan amount. It means LTV can be increased by 2%*70% =1.4%, but priced as 70% LTV. Confirmed it is okay to proceed with 2.5% points on final CD. - Buyer-09/04/2025

Open-Lock desk: Please be advised our guidelines state that 2 Points may be financed into Loan amount. It means LTV can be increased by 2%*70% =1.4%, but priced as 70% LTV. Confirmed it is okay to proceed with 2.5% points on final CD. - Buyer-08/29/2025

Open-Lender guidelines allow for a maximum 2% points to be financed. Despite this requirement, the Final CD reflects 2.5% Points - Due Diligence Vendor-08/26/2025	Resolved-Points were not financed into the loan amount but paid as a separate fee at closing. Lock Confirmation reflects pricing at 70%. See also comments from the pricing desk. Condition cleared. - Due Diligence Vendor-09/17/2025

																			XX	Investment	Purchase	NA	XXXXXXXX	N/A	N/A
1721	XXXXXX	XXXXXX			Closed	2025-08-29 08:27	2025-08-29 08:27	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-08/29/2025		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-08/29/2025				XX	Investment	Purchase	NA	XXXXXXXX	Investor Post-Close	No
1723	XXXXXX	XXXXXX	Closed	2025-09-04 07:46	2026-09-04 11:58	Resolved	1 - Information	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved- - Due Diligence Vendor-09/04/2026
Resolved-Client provided G/L for full review condo with max LTV 85%.  Condition cleared.   - Due Diligence Vendor-09/25/2025
Ready for Review-Document Uploaded.  - Buyer-09/23/2025
Counter-Lender provided a states XXXXXXX condos are good up to 85% CLTV. TPO cannot find this in the provided guidelines. Please provide guidelines to support the max CLTV of 85%. Finding remains.  - Due Diligence Vendor-09/18/2025
Ready for Review-I removed a PC exception I have uploaded because we received a clarification from suw that XXXXXXX condos are good up to 85% CLTV. We would be capped at 75% CLTV for a limited review.
Given that XXXXXXX has a full review, we believe the DD defect is invalid. - Buyer-09/18/2025
Ready for Review-Document Uploaded.  - Buyer-09/17/2025
													Open-Audited LTV of 80% exceeds Guideline LTV of 75% XX condos are limited to 75% for owner-occupied properties. - Due Diligence Vendor-09/04/2025		Resolved-Client provided G/L for full review condo with max LTV 85%. Condition cleared. - Due Diligence Vendor-09/25/2025	08.15-Super-Prime-UW-requirements-1.pdf image.png			XX	Primary Residence	Purchase	NA	XXXXXXXX	N/A	N/A
1725	XXXXXX	XXXXXX	Closed	2026-09-04 13:45	2026-10-01 11:15	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-10/01/2026

													Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2026						XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXXXXXXX	Investor Post-Close	No
1725	XXXXXX	XXXXXX	Closed	2025-09-11 08:44	2025-10-13 14:55	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (XXXXXXX)	Resolved-Final CD reflecting tolerance cure was provided. Condition cleared. - Due Diligence Vendor-10/13/2025
Resolved- - Due Diligence Vendor-10/13/2025
Ready for Review-Document Uploaded. The CD sent in initial package was signed by mistake. Please see attached correct Final CD. - Buyer-10/13/2025
Open- - Due Diligence Vendor-09/12/2025
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Appraisal Fee of $525.  Final CD dated XX/XX/XXXX reflects a Appraisal Fee of $730.The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-09/11/2025
Open- - Due Diligence Vendor-09/11/2025
Open- - Due Diligence Vendor-09/11/2025
													Open- - Due Diligence Vendor-09/11/2025		Resolved-Final CD reflecting tolerance cure was provided. Condition cleared. - Due Diligence Vendor-10/13/2025	XXXXXXX_XXXX-XXXX CD.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXXXXXXX	N/A	N/A
1725	XXXXXX	XXXXXX	Closed	2025-09-11 08:44	2025-10-13 14:54	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (XXXXXXX)	Resolved-Final CD reflecting tolerance cure was provided. Condition cleared. - Due Diligence Vendor-10/13/2025
Resolved- - Due Diligence Vendor-10/13/2025
Ready for Review-Document Uploaded. The CD sent in initial package was signed by mistake. Please see attached correct Final CD. - Buyer-10/13/2025
Open- - Due Diligence Vendor-09/12/2025
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Fee increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. - Due Diligence Vendor-09/11/2025
Open- - Due Diligence Vendor-09/11/2025
Open- - Due Diligence Vendor-09/11/2025
													Open- - Due Diligence Vendor-09/11/2025		Resolved-Final CD reflecting tolerance cure was provided. Condition cleared. - Due Diligence Vendor-10/13/2025	XXXXXXX_XXXX-XXXX CD.pdf			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXXXXXXX	N/A	N/A
1726	XXXXXX	XXXXXX	Closed	2025-09-25 07:43	2026-10-01 11:20	Waived	2 - Non-Material	Credit	Eligibility	Transaction Ineligible	Waived-Lender provided approved exception dated post consummation and all lender compensating factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-10/24/2025

																XXXXXXX-Borrower Documents.pdf XXXXXXX-Exception Form.pdf		No credit events past 40 months 5+ years credit history No consumer late payments in the last 24 months Reserves > 6 months	XX	Investment	Purchase	NA	XXXXXXXX	Originator Post-Close	No